Summary of Significant Accounting Policies - Schedule of Net Product and Service Revenues by Geographical Location (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Product
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 14,844,416	$ 2,033,677	¥ 11,658,298	¥ 8,676,672
Product | Mainland China
Disaggregation Of Revenue [Line Items]
Net revenues	14,383,324		10,778,594	8,014,495
Product | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	424,266		827,182	659,277
Product | Others
Disaggregation Of Revenue [Line Items]
Net revenues	36,826		52,522	2,900
Service
Disaggregation Of Revenue [Line Items]
Net revenues	1,483,984	$ 203,305	1,307,484	1,192,752
Service | Mainland China
Disaggregation Of Revenue [Line Items]
Net revenues	1,481,427		1,305,727	1,191,924
Service | Hong Kong
Disaggregation Of Revenue [Line Items]
Net revenues	2,176		1,749	826
Service | Others
Disaggregation Of Revenue [Line Items]
Net revenues	¥ 381		¥ 8	¥ 2